Earnings Per Share Information (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amount attributable to the Company:
Earnings (loss) from continuing operations for per-share calculation, Diluted									$ 14,323	$ 13,423	$ 13,797
Earnings (loss) from discontinued operations for per-share calculation, Diluted									891	(406)	(173)
Net earnings attributable to GE common shareowners for per-share calculation, Diluted									15,213	13,028	13,622
Earnings (loss) from continuing operations for per-share calculation, basic	14,322				13,435				14,322	13,435	13,796
Earnings (loss) from discontinued operations for per-share calculation, basic	891				(394)				891	(394)	(173)
Net earnings attributable to GE common shareowners for per-share calculation, Basic	15,212				13,040				15,212	13,040	13,622
Average equivalent shares
Shares of GE common stock outstanding, Diluted									10,045,000,000	10,222,000,000	10,523,000,000
Employee compensation-related shares (including stock options) and warrants, Diluted									78,000,000	67,000,000	41,000,000
Total average equivalent shares, Diluted									10,123,000,000	10,289,000,000	10,564,000,000
Shares of GE common stock outstanding, Basic									10,045,000,000	10,222,000,000	10,523,000,000
Employee compensation-related shares (including stock options) and warrants, Basic									0	0	0
Total average equivalent shares, Basic									10,045,000,000	10,222,000,000	10,523,000,000
Per-share amounts
Earnings (loss) from continuing operations-Diluted	$ 0.49	$ 0.33	$ 0.33	$ 0.27	$ 0.48	$ 0.27	$ 0.27	$ 0.28	$ 1.41	$ 1.3	$ 1.31
Earnings (loss) from discontinued operations-Diluted	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ (0.16)	$ 0.04	$ 0.03	$ 0.06	$ 0.09	$ (0.04)	$ (0.02)
Net earnings-Diluted	$ 0.51	$ 0.35	$ 0.35	$ 0.3	$ 0.32	$ 0.31	$ 0.3	$ 0.34	$ 1.5	$ 1.27	$ 1.29
Earnings (loss) from continuing operations-Basic	$ 0.5	$ 0.33	$ 0.33	$ 0.27	$ 0.48	$ 0.28	$ 0.27	$ 0.28	$ 1.43	$ 1.31	$ 1.31
Earnings (loss) from discontinued operations-Basic	$ 0.02	$ 0.02	$ 0.02	$ 0.03	$ (0.16)	$ 0.04	$ 0.03	$ 0.06	$ 0.09	$ (0.04)	$ (0.02)
Net earnings-Basic	$ 0.51	$ 0.35	$ 0.35	$ 0.3	$ 0.32	$ 0.31	$ 0.3	$ 0.34	$ 1.51	$ 1.28	$ 1.29
Preferred stock dividends declared									0	0	0
Earnings from continuing operations attributable to common shareowners for per-share calculation, Diluted									$ 14,323	$ 13,423	$ 13,797
Outstanding anti-dilutive stock awards not included in computation of diluted earnings per share									98	121	292